Disposal of Subsidiaries - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) Entity	Dec. 31, 2022 USD ($) Entity	Dec. 31, 2021 CNY (¥) Entity
Discontinued Operations and Disposal Groups [Abstract]
Number of deconsolidated entities | Entity	4	4	2
Consideration from disposition of subsidiary group | ¥	¥ 41		¥ 20,000
Gain on disposal of subsidiaries	¥ 1,390	$ 202	¥ 43,967